Inventories - Summary of Inventories (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Classes of current inventories [abstract]
Finished goods	$ 9,885,674	$ 322,850	$ 12,628,314
Work in process	5,974,884	195,130	8,821,890
Raw materials	39,583,038	1,292,718	61,672,903
Supplies	3,128,957	102,187	3,344,968
Raw materials and supplies in transit	1,033,635	33,757	869,400
Inventories	$ 59,606,188	$ 1,946,642	$ 87,337,475